Form N-1A Cover	Jul. 08, 2025
Prospectus [Line Items]
Document Type	485APOS
Amendment Flag	false
Registrant Name	THE ADVISORS’ INNER CIRCLE FUND III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 08, 2025
Prospectus Date	Jul. 08, 2025